(2_fidelity_logos)(Registered Trademark)

Fidelity® Investments

Variable Annuity Account I

Annual Report

December 31, 2002

(Fidelity_Investments_Life Insurance Company_logo)

This report and the financial statements contained herein are submitted for the general information of Fidelity Investments Life Insurance Company variable annuity owners. This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Neither Fidelity Investments Life Insurance Company nor Fidelity Brokerage Services LLC is a bank, and neither the annuities nor mutual fund shares are backed or guaranteed by any bank or insured by the FDIC.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities

December 31, 2002

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Money Market	VIP - High Income	VIP - Equity- Income	VIP - Growth	VIP - Overseas	VIP II - Investment Grade Bond	VIP II - Asset Manager
Assets:
Investments at market value	$ 1,460,585	$ 198,234	$ 900,535	$ 919,030	$ 147,679	$ 1,052,670	$ 540,150
Receivable from FILI	3	3	0	1	0	0	0
Total Assets	1,460,588	198,237	900,535	919,031	147,679	1,052,670	540,150
Liabilities:
Payable to FILI	0	0	1	0	0	3	4
Total net assets	$ 1,460,588	$ 198,237	$ 900,534	$ 919,031	$ 147,679	$ 1,052,667	$ 540,146
Net Assets:
Accumulation reserves	$ 1,383,316	$ 161,075	$ 777,766	$ 837,559	$ 136,229	$ 844,351	$ 447,302
Annuity reserves	77,272	37,162	122,768	81,472	11,450	208,316	92,844
Total net assets	$ 1,460,588	$ 198,237	$ 900,534	$ 919,031	$ 147,679	$ 1,052,667	$ 540,146
Units outstanding	76,196	9,727	23,450	22,790	7,999	40,827	21,119
Unit value (accumulation)	$ 19.175795	$ 20.406878	$ 38.437736	$ 40.350120	$ 18.471868	$ 25.818778	$ 25.605870
	Subaccounts Investing In:
	VIP II - Index 500	VIP II - Asset Manager: Growth	VIP II - Contrafund	VIP III - Balanced	VIP III - Growth & Income	VIP III - Growth Opportunities	VIP III - Mid Cap
Assets:
Investments at market value	$ 656,321	$ 173,027	$ 1,071,261	$ 129,669	$ 260,426	$ 91,491	$ 390,957
Receivable from FILI	13	1	22	0	6	1	3
Total Assets	656,334	173,028	1,071,283	129,669	260,432	91,492	390,960
Liabilities:
Payable to FILI	0	0	0	2	0	0	0
Total net assets	$ 656,334	$ 173,028	$ 1,071,283	$ 129,667	$ 260,432	$ 91,492	$ 390,960
Net Assets:
Accumulation reserves	$ 570,677	$ 142,497	$ 961,936	$ 82,917	$ 210,471	$ 80,998	$ 325,188
Annuity reserves	85,657	30,531	109,347	46,750	49,961	10,494	65,772
Total net assets	$ 656,334	$ 173,028	$ 1,071,283	$ 129,667	$ 260,432	$ 91,492	$ 390,960
Units outstanding	28,736	10,828	45,432	10,681	20,641	10,469	40,643
Unit value (accumulation)	$ 22.860126	$ 15.998366	$ 23.595531	$ 12.171447	$ 12.633548	$ 8.746452	$ 9.627688
(In thousands, except per unit data)	Subaccounts Investing In:
	VIP IV - Telecomm. and Utilities Growth	VIP IV - Technology	VIP IV - Natural Resources	VIP IV - Health Care	VIP IV - Financial Services	VIP IV - Cyclical Industries	VIP IV - Consumer Industries
Assets:
Investments at market value	$ 6,124	$ 28,615	$ 16,832	$ 43,533	$ 29,622	$ 5,579	$ 9,103
Receivable from FILI	1	1	0	1	1	0	0
Total Assets	6,125	28,616	16,832	43,534	29,623	5,579	9,103
Liabilities:
Payable to FILI	0	0	0	0	0	0	0
Total net assets	$ 6,125	$ 28,616	$ 16,832	$ 43,534	$ 29,623	$ 5,579	$ 9,103
Net Assets:
Accumulation reserves	$ 5,601	$ 25,038	$ 15,092	$ 38,106	$ 26,684	$ 5,193	$ 8,349
Annuity reserves	524	3,578	1,740	5,428	2,939	386	754
Total net assets	$ 6,125	$ 28,616	$ 16,832	$ 43,534	$ 29,623	$ 5,579	$ 9,103
Units outstanding	1,014	4,902	2,047	5,208	3,460	692	1,122
Unit value (accumulation)	$ 6.038844	$ 5.839975	$ 8.223962	$ 8.360958	$ 8.563400	$ 8.061016	$ 8.119005
	Subaccounts Investing In:
	UIF - Emerging Markets Equity	UIF - Emerging Markets Debt	UIF - Global Value Equity	UIF - International Magnum	PBHG - Growth II	PBHG - Small Cap Value	PBHG - Select Value
Assets:
Investments at market value	$ 34,108	$ 32,176	$ 34,728	$ 25,928	$ 46,809	$ 226,284	$ 123,189
Receivable from FILI	0	1	0	0	0	1	0
Total Assets	34,108	32,177	34,728	25,928	46,809	226,285	123,189
Liabilities:
Payable to FILI	0	0	0	0	0	0	0
Total net assets	$ 34,108	$ 32,177	$ 34,728	$ 25,928	$ 46,809	$ 226,285	$ 123,189
Net Assets:
Accumulation reserves	$ 31,201	$ 27,747	$ 28,189	$ 21,101	$ 42,436	$ 193,188	$ 102,186
Annuity reserves	2,907	4,430	6,539	4,827	4,373	33,097	21,003
Total net assets	$ 34,108	$ 32,177	$ 34,728	$ 25,928	$ 46,809	$ 226,285	$ 123,189
Units outstanding	4,599	2,579	3,470	3,420	6,490	17,673	9,265
Unit value (accumulation)	$ 7.420237	$ 12.490323	$ 10.019274	$ 7.591481	$ 7.216840	$ 12.817240	$ 13.312330
(In thousands, except per unit data)	Subaccounts Investing In:
	PBHG - Technology & Communications	PBHG - Select 20	SVIF - Mid Cap Growth Fund II	SVIF - Opportunity Fund II	CST - Small Cap Growth	CST - International Focus	CST - Global Post-Venture Capital
Assets:
Investments at market value	$ 135,351	$ 137,396	$ 80,694	$ 89,169	$ 38,010	$ 11,075	$ 8,103
Receivable from FILI	1	3	3	0	0	0	2
Total Assets	135,352	137,399	80,697	89,169	38,010	11,075	8,105
Liabilities:
Payable to FILI	0	0	0	0	0	0	0
Total net assets	$ 135,352	$ 137,399	$ 80,697	$ 89,169	$ 38,010	$ 11,075	$ 8,105
Net Assets:
Accumulation reserves	$ 128,963	$ 127,753	$ 71,437	$ 77,908	$ 34,024	$ 10,260	$ 7,519
Annuity reserves	6,389	9,646	9,260	11,261	3,986	815	586
Total net assets	$ 135,352	$ 137,399	$ 80,697	$ 89,169	$ 38,010	$ 11,075	$ 8,105
Units outstanding	25,444	12,626	9,116	7,958	5,188	1,565	1,241
Unit value (accumulation)	$ 5.321156	$ 10.886841	$ 8.858507	$ 11.214953	$ 7.332372	$ 7.081701	$ 6.532723

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations

For the year ended December 31, 2002

(In thousands)	Subaccounts Investing In:
	VIP - Money Market	VIP - High Income	VIP - Equity- Income	VIP - Growth	VIP - Overseas	VIP II - Investment Grade Bond	VIP II - Asset Manager
Income:
Dividends	$ 24,713	$ 17,169	$ 18,988	$ 3,180	$ 1,416	$ 28,354	$ 24,713
Expenses:
Mortality and expense risk charges	11,088	1,278	8,042	8,990	1,343	6,348	4,526
Administrative and other charges	894	146	781	783	112	737	481
Net investment income (loss)	12,731	15,745	10,165	(6,593)	(39)	21,269	19,706
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	0	362	(224)	(19,159)	(8,460)	7,216	(12,641)
Realized gain distributions	0	0	25,845	0	0	0	0
Net realized gain (loss) on investments	0	362	25,621	(19,159)	(8,460)	7,216	(12,641)
Unrealized appreciation (depreciation)	0	(11,256)	(251,291)	(426,120)	(32,120)	48,953	(72,290)
Net increase (decrease) in net assets from operations	$ 12,731	$ 4,851	$ (215,505)	$ (451,872)	$ (40,619)	$ 77,438	$ (65,225)
	Subaccounts Investing In:
	VIP II - Index 500	VIP II - Asset Manager: Growth	VIP II - Contrafund	VIP III - Balanced	VIP III - Growth & Income	VIP III - Growth Opportunities	VIP III - Mid Cap
Income:
Dividends	$ 10,657	$ 6,120	$ 10,156	$ 3,811	$ 4,373	$ 1,192	$ 4,385
Expenses:
Mortality and expense risk charges	5,904	1,520	9,022	978	2,286	806	3,428
Administrative and other charges	579	166	819	151	262	74	373
Net investment income (loss)	4,174	4,434	315	2,682	1,825	312	584
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	10,160	(8,251)	33,417	(859)	(10,077)	(4,589)	(5,377)
Realized gain distributions	0	0	0	0	0	0	0
Net realized gain (loss) on investments	10,160	(8,251)	33,417	(859)	(10,077)	(4,589)	(5,377)
Unrealized appreciation (depreciation)	(226,170)	(34,972)	(162,491)	(15,528)	(53,227)	(24,021)	(51,117)
Net increase (decrease) in net assets from operations	$ (211,836)	$ (38,789)	$ (128,759)	$ (13,705)	$ (61,479)	$ (28,298)	$ (55,910)
	Subaccounts Investing In:
	VIP IV - Telecomm. and Utilities Growth	VIP IV - Technology	VIP IV - Natural Resources	VIP IV - Health Care	VIP IV - Financial Services	VIP IV - Cyclical Industries	VIP IV - Consumer Industries
Income:
Dividends	$ 78	$ 0	$ 129	$ 155	$ 349	$ 9	$ 6
Expenses:
Mortality and expense risk charges	42	210	137	369	237	66	81
Administrative and other charges	4	20	13	34	22	6	8
Net investment income (loss)	32	(230)	(21)	(248)	90	(63)	(83)
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(173)	(2,647)	(1,012)	(1,118)	(362)	(543)	(733)
Realized gain distributions	0	0	0	58	0	0	0
Net realized gain (loss) on investments	(173)	(2,647)	(1,012)	(1,060)	(362)	(543)	(733)
Unrealized appreciation (depreciation)	(1,989)	(13,398)	(3,278)	(9,092)	(4,941)	(1,855)	(2,267)
Net increase (decrease) in net assets from operations	$ (2,130)	$ (16,275)	$ (4,311)	$ (10,400)	$ (5,213)	$ (2,461)	$ (3,083)
(In thousands)	Subaccounts Investing In:
	UIF - Emerging Markets Equity	UIF - Emerging Markets Debt	UIF - Global Value Equity	UIF - International Magnum	PBHG - Growth II	PBHG - Small Cap Value	PBHG - Select Value
Income:
Dividends	$ 0	$ 2,105	$ 438	$ 271	$ 0	$ 0	$ 1,668
Expenses:
Mortality and expense risk charges	365	201	246	156	493	2,489	1,461
Administrative and other charges	32	21	25	16	44	252	160
Net investment income (loss)	(397)	1,883	167	99	(537)	(2,741)	47
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(3,776)	(246)	(65)	753	(41,138)	(16,867)	(22,294)
Realized gain distributions	0	0	400	0	0	4,306	0
Net realized gain (loss) on investments	(3,776)	(246)	335	753	(41,138)	(12,561)	(22,294)
Unrealized appreciation (depreciation)	(5,082)	(769)	(7,339)	(4,426)	16,165	(116,351)	(39,164)
Net increase (decrease) in net assets from operations	$ (9,255)	$ 868	$ (6,837)	$ (3,574)	$ (25,510)	$ (131,653)	$ (61,411)
	Subaccounts Investing In:
	PBHG - Technology & Communications	PBHG - Select 20	SVIF - Mid Cap Growth Fund II	SVIF - Opportunity Fund II	CST - Small Cap Growth	CST - International Focus	CST - Global Post-Venture Capital
Income:
Dividends	$ 0	$ 0	$ 0	$ 421	$ 0	$ 0	$ 0
Expenses:
Mortality and expense risk charges	1,665	1,429	841	868	402	112	89
Administrative and other charges	130	121	76	83	37	10	8
Net investment income (loss)	(1,795)	(1,550)	(917)	(530)	(439)	(122)	(97)
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(5,816)	(2,404)	(21,075)	(6,335)	(9,865)	(2,038)	(4,645)
Realized gain distributions	0	0	0	1,965	0	0	0
Net realized gain (loss) on investments	(5,816)	(2,404)	(21,075)	(4,370)	(9,865)	(2,038)	(4,645)
Unrealized appreciation (depreciation)	(177,938)	(72,276)	(34,019)	(35,314)	(14,510)	(724)	(250)
Net increase (decrease) in net assets from operations	$ (185,549)	$ (76,230)	$ (56,011)	$ (40,214)	$ (24,814)	$ (2,884)	$ (4,992)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets

For the years ended December 31, 2002 and 2001

(In thousands)	Subaccounts Investing In:
	VIP - Money Market		VIP - High Income		VIP - Equity-Income		VIP - Growth
	12/31/02	12/31/01	12/31/02	12/31/01	12/31/02	12/31/01	12/31/02	12/31/01
Operations:
Net investment income (loss)	$ 12,731	$ 47,476	$ 15,745	$ 21,944	$ 10,165	$ 9,506	$ (6,593)	$ (12,502)
Net realized gain (loss) on investments	0	0	362	(2,644)	25,621	60,725	(19,159)	197,057
Unrealized appreciation (depreciation)	0	0	(11,256)	(43,596)	(251,291)	(143,674)	(426,120)	(570,301)
Net increase (decrease) in net assets from operations	12,731	47,476	4,851	(24,296)	(215,505)	(73,443)	(451,872)	(385,746)
Contract Transactions:
Payments received from contract owners	491,850	1,088,158	4,698	6,935	16,839	66,516	14,654	60,203
Transfers between sub-accounts and the fixed account, net	(87,195)	(558,447)	39,123	21,138	(8,349)	138,503	(106,088)	(141,572)
Contract benefits	(13,104)	(8,539)	(2,997)	(2,504)	(15,155)	(14,059)	(12,046)	(13,632)
Contract terminations	(470,790)	(330,023)	(9,827)	(9,314)	(74,616)	(65,170)	(68,348)	(78,682)
Contract maintenance charges	(291)	(275)	(25)	(26)	(220)	(222)	(317)	(399)
Other transfers (to) from FILI, net	238	498	33	(12)	126	108	402	503
Net increase (decrease) in net assets from contract transactions	(79,292)	191,372	31,005	16,217	(81,375)	125,676	(171,743)	(173,579)
Total increase (decrease) in net assets	(66,561)	238,848	35,856	(8,079)	(296,880)	52,233	(623,615)	(559,325)
Net Assets:
Beginning of period	1,527,149	1,288,301	162,381	170,460	1,197,414	1,145,181	1,542,646	2,101,971
End of period	$ 1,460,588	$ 1,527,149	$ 198,237	$ 162,381	$ 900,534	$ 1,197,414	$ 919,031	$ 1,542,646
Units Issued, Transferred and Redeemed:
Beginning balance	80,364	70,059	8,173	7,509	25,681	23,149	26,518	29,512
Units issued	27,157	60,716	237	332	383	1,439	291	1,013
Units transferred	(4,938)	(30,428)	1,983	899	(477)	2,817	(2,325)	(2,470)
Units redeemed	(26,387)	(19,983)	(666)	(567)	(2,137)	(1,724)	(1,694)	(1,537)
Ending balance	76,196	80,364	9,727	8,173	23,450	25,681	22,790	26,518
	Subaccounts Investing In:
	VIP - Overseas		VIP II - Investment Grade Bond		VIP II - Asset Manager		VIP II - Index 500
	12/31/02	12/31/01	12/31/02	12/31/01	12/31/02	12/31/01	12/31/02	12/31/01
Operations:
Net investment income (loss)	$ (39)	$ 11,691	$ 21,269	$ 10,819	$ 19,706	$ 23,031	$ 4,174	$ 3,518
Net realized gain (loss) on investments	(8,460)	15,811	7,216	5,552	(12,641)	9,590	10,160	35,747
Unrealized appreciation (depreciation)	(32,120)	(88,399)	48,953	13,558	(72,290)	(68,317)	(226,170)	(181,525)
Net increase (decrease) in net assets from operations	(40,619)	(60,897)	77,438	29,929	(65,225)	(35,696)	(211,836)	(142,260)
Contract Transactions:
Payments received from contract owners	2,924	6,085	24,658	51,578	7,084	21,712	12,762	38,800
Transfers between sub-accounts and the fixed account, net	(2,867)	(34,453)	343,269	410,474	(17,553)	28,741	(18,062)	11,240
Contract benefits	(1,232)	(1,796)	(14,631)	(7,165)	(10,775)	(11,057)	(9,319)	(10,216)
Contract terminations	(9,967)	(11,350)	(83,554)	(36,210)	(48,357)	(46,791)	(45,847)	(47,576)
Contract maintenance charges	(40)	(51)	(147)	(74)	(124)	(130)	(181)	(195)
Other transfers (to) from FILI, net	45	62	237	122	52	52	270	160
Net increase (decrease) in net assets from contract transactions	(11,137)	(41,503)	269,832	418,725	(69,673)	(7,473)	(60,377)	(7,787)
Total increase (decrease) in net assets	(51,756)	(102,400)	347,270	448,654	(134,898)	(43,169)	(272,213)	(150,047)
Net Assets:
Beginning of period	199,435	301,835	705,397	256,743	675,044	718,213	928,547	1,078,594
End of period	$ 147,679	$ 199,435	$ 1,052,667	$ 705,397	$ 540,146	$ 675,044	$ 656,334	$ 928,547
Units Issued, Transferred and Redeemed:
Beginning balance	8,541	10,107	29,934	11,717	23,886	24,170	31,347	31,742
Units issued	135	246	1,018	2,252	262	787	484	1,287
Units transferred	(146)	(1,291)	13,900	17,888	(745)	1,033	(945)	259
Units redeemed	(531)	(521)	(4,025)	(1,923)	(2,284)	(2,104)	(2,150)	(1,941)
Ending balance	7,999	8,541	40,827	29,934	21,119	23,886	28,736	31,347
(In thousands)	Subaccounts Investing In:
	VIP II - Asset Manager: Growth		VIP II - Contrafund		VIP III - Balanced		VIP III - Growth & Income
	12/31/02	12/31/01	12/31/02	12/31/01	12/31/02	12/31/01	12/31/02	12/31/01
Operations:
Net investment income (loss)	$ 4,434	$ 5,479	$ 315	$ 372	$ 2,682	$ 2,665	$ 1,825	$ 2,016
Net realized gain (loss) on investments	(8,251)	7,397	33,417	96,096	(859)	250	(10,077)	15,484
Unrealized appreciation (depreciation)	(34,972)	(36,429)	(162,491)	(310,041)	(15,528)	(5,146)	(53,227)	(57,222)
Net increase (decrease) in net assets from operations	(38,789)	(23,553)	(128,759)	(213,573)	(13,705)	(2,231)	(61,479)	(39,722)
Contract Transactions:
Payments received from contract owners	2,812	8,645	12,387	28,655	2,920	6,671	3,454	11,161
Transfers between sub-accounts and the fixed account, net	(17,127)	(6,476)	(17,882)	(90,338)	25,273	35,696	(19,075)	3,683
Contract benefits	(3,288)	(3,272)	(12,746)	(13,412)	(3,939)	(2,813)	(5,715)	(5,927)
Contract terminations	(13,585)	(14,658)	(73,314)	(65,743)	(9,441)	(6,725)	(18,783)	(18,481)
Contract maintenance charges	(52)	(58)	(303)	(316)	(23)	(17)	(75)	(81)
Other transfers (to) from FILI, net	(1)	53	300	131	6	29	68	38
Net increase (decrease) in net assets from contract transactions	(31,241)	(15,766)	(91,558)	(141,023)	14,796	32,841	(40,126)	(9,607)
Total increase (decrease) in net assets	(70,030)	(39,319)	(220,317)	(354,596)	1,091	30,610	(101,605)	(49,329)
Net Assets:
Beginning of period	243,058	282,377	1,291,600	1,646,196	128,576	97,966	362,037	411,366
End of period	$ 173,028	$ 243,058	$ 1,071,283	$ 1,291,600	$ 129,667	$ 128,576	$ 260,432	$ 362,037
Units Issued, Transferred and Redeemed:
Beginning balance	12,742	13,593	49,247	54,630	9,581	7,123	23,727	24,394
Units issued	163	451	495	1,092	231	505	272	733
Units transferred	(1,078)	(339)	(859)	(3,441)	1,939	2,696	(1,544)	208
Units redeemed	(999)	(963)	(3,451)	(3,034)	(1,070)	(743)	(1,814)	(1,608)
Ending balance	10,828	12,742	45,432	49,247	10,681	9,581	20,641	23,727
	Subaccounts Investing In:
	VIP III - Growth Opportunities		VIP III - Mid Cap		VIP IV - Telecomm. and Utilities Growth		VIP IV - Technology
	12/31/02	12/31/01	12/31/02	12/31/01	12/31/02	12/31/01*	12/31/02	12/31/01*
Operations:
Net investment income (loss)	$ 312	$ (560)	$ 584	$ (3,964)	$ 32	$ (5)	$ (230)	$ (56)
Net realized gain (loss) on investments	(4,589)	(4,660)	(5,377)	3,119	(173)	3	(2,647)	271
Unrealized appreciation (depreciation)	(24,021)	(19,429)	(51,117)	(23,033)	(1,989)	(247)	(13,398)	1,065
Net increase (decrease) in net assets from operations	(28,298)	(24,649)	(55,910)	(23,878)	(2,130)	(249)	(16,275)	1,280
Contract Transactions:
Payments received from contract owners	1,600	3,256	8,931	29,074	369	1,192	1,349	3,195
Transfers between sub-accounts and the fixed account, net	(561)	(10,568)	(8,049)	3,497	1,723	5,827	8,452	32,597
Contract benefits	(1,157)	(1,432)	(6,800)	(5,612)	(35)	(8)	(263)	(40)
Contract terminations	(7,426)	(5,968)	(26,350)	(25,869)	(538)	(1)	(1,463)	(89)
Contract maintenance charges	(29)	(32)	(113)	(111)	(16)	(8)	(89)	(45)
Other transfers (to) from FILI, net	(1)	26	150	24	1	(2)	4	3
Net increase (decrease) in net assets from contract transactions	(7,574)	(14,718)	(32,231)	1,003	1,504	7,000	7,990	35,621
Total increase (decrease) in net assets	(35,872)	(39,367)	(88,141)	(22,875)	(626)	6,751	(8,285)	36,901
Net Assets:
Beginning of period	127,364	166,731	479,101	501,976	6,751	0	36,901	0
End of period	$ 91,492	$ 127,364	$ 390,960	$ 479,101	$ 6,125	$ 6,751	$ 28,616	$ 36,901
Units Issued, Transferred and Redeemed:
Beginning balance	11,295	12,550	44,539	44,790	777	0	3,900	0
Units issued	161	279	858	2,827	51	137	169	354
Units transferred	(96)	(891)	(1,536)	45	277	641	1,084	3,560
Units redeemed	(891)	(643)	(3,218)	(3,123)	(91)	(1)	(251)	(14)
Ending balance	10,469	11,295	40,643	44,539	1,014	777	4,902	3,900

* For the period July 30, 2001 (commencement of operations) through December 31, 2001.

See accompanying notes which are an integral part of the financial statements.

Annual Report

(In thousands)	Subaccounts Investing In:
	VIP IV - Natural Resources		VIP IV - Health Care		VIP IV - Financial Services		VIP IV - Cyclical Industries
	12/31/02	12/31/01*	12/31/02	12/31/01*	12/31/02	12/31/01*	12/31/02	12/31/01*
Operations:
Net investment income (loss)	$ (21)	$ (11)	$ (248)	$ (108)	$ 90	$ 4	$ (63)	$ (9)
Net realized gain (loss) on investments	(1,012)	(11)	(1,060)	195	(362)	43	(543)	19
Unrealized appreciation (depreciation)	(3,278)	(122)	(9,092)	625	(4,941)	484	(1,855)	314
Net increase (decrease) in net assets from operations	(4,311)	(144)	(10,400)	712	(5,213)	531	(2,461)	324
Contract Transactions:
Payments received from contract owners	596	429	3,011	4,380	1,535	1,833	545	269
Transfers between sub-accounts and the fixed account, net	13,369	8,626	1,804	48,274	11,755	21,596	1,477	6,262
Contract benefits	(148)	(10)	(465)	(98)	(281)	(38)	(70)	(8)
Contract terminations	(1,398)	(114)	(3,405)	(228)	(1,926)	(98)	(709)	(11)
Contract maintenance charges	(57)	(18)	(51)	(50)	(56)	(14)	(32)	(6)
Other transfers (to) from FILI, net	2	10	41	9	1	(2)	(1)	0
Net increase (decrease) in net assets from contract transactions	12,364	8,923	935	52,287	11,028	23,277	1,210	6,506
Total increase (decrease) in net assets	8,053	8,779	(9,465)	52,999	5,815	23,808	(1,251)	6,830
Net Assets:
Beginning of period	8,779	0	52,999	0	23,808	0	6,830	0
End of period	$ 16,832	$ 8,779	$ 43,534	$ 52,999	$ 29,623	$ 23,808	$ 5,579	$ 6,830
Units Issued, Transferred and Redeemed:
Beginning balance	936	0	5,214	0	2,444	0	675	0
Units issued	65	47	324	437	161	195	57	29
Units transferred	1,226	903	109	4,809	1,101	2,264	50	648
Units redeemed	(180)	(14)	(439)	(32)	(246)	(15)	(90)	(2)
Ending balance	2,047	936	5,208	5,214	3,460	2,444	692	675
	Subaccounts Investing In:
	VIP IV - Consumer Industries		UIF - Emerging Markets Equity		UIF - Emerging Markets Debt		UIF - Global Value Equity
	12/31/02	12/31/01*	12/31/02	12/31/01	12/31/02	12/31/01	12/31/02	12/31/01
Operations:
Net investment income (loss)	$ (83)	$ (10)	$ (397)	$ (245)	$ 1,883	$ 857	$ 167	$ 73
Net realized gain (loss) on investments	(733)	14	(3,776)	(3,874)	(246)	(75)	335	(222)
Unrealized appreciation (depreciation)	(2,267)	40	(5,082)	861	(769)	(196)	(7,339)	(2,006)
Net increase (decrease) in net assets from operations	(3,083)	44	(9,255)	(3,258)	868	586	(6,837)	(2,155)
Contract Transactions:
Payments received from contract owners	460	269	1,434	696	474	208	799	1,941
Transfers between sub-accounts and the fixed account, net	8,456	4,416	17,528	(4,070)	21,739	3,557	16,918	10,185
Contract benefits	(97)	(9)	(358)	(125)	(395)	(77)	(419)	(234)
Contract terminations	(1,317)	(19)	(3,117)	(1,182)	(1,406)	(997)	(1,765)	(1,768)
Contract maintenance charges	(21)	(2)	(14)	(8)	(7)	(2)	(8)	(5)
Other transfers (to) from FILI, net	4	2	63	0	23	2	12	2
Net increase (decrease) in net assets from contract transactions	7,485	4,657	15,536	(4,689)	20,428	2,691	15,537	10,121
Total increase (decrease) in net assets	4,402	4,701	6,281	(7,947)	21,296	3,277	8,700	7,966
Net Assets:
Beginning of period	4,701	0	27,827	35,774	10,881	7,604	26,028	18,062
End of period	$ 9,103	$ 4,701	$ 34,108	$ 27,827	$ 32,177	$ 10,881	$ 34,728	$ 26,028
Units Issued, Transferred and Redeemed:
Beginning balance	480	0	3,390	4,042	945	721	2,144	1,371
Units issued	51	28	184	81	41	19	69	156
Units transferred	743	455	1,451	(564)	1,745	305	1,451	787
Units redeemed	(152)	(3)	(426)	(169)	(152)	(100)	(194)	(170)
Ending balance	1,122	480	4,599	3,390	2,579	945	3,470	2,144

* For the period July 30, 2001 (commencement of operations) through December 31, 2001.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Changes in Net Assets - continued

For the years ended December 31, 2002 and 2001

(In thousands)	Subaccounts Investing In:
	UIF - International Magnum		PBHG - Growth II		PBHG - Small Cap Value		PBHG - Select Value
	12/31/02	12/31/01	12/31/02	12/31/01	12/31/02	12/31/01	12/31/02	12/31/01
Operations:
Net investment income (loss)	$ 99	$ (30)	$ (537)	$ (1,153)	$ (2,741)	$ (2,313)	$ 47	$ (1,395)
Net realized gain (loss) on investments	753	(211)	(41,138)	(51,557)	(12,561)	10,342	(22,294)	3,876
Unrealized appreciation (depreciation)	(4,426)	(1,947)	16,165	(43,822)	(116,351)	2,568	(39,164)	(22,052)
Net increase (decrease) in net assets from operations	(3,574)	(2,188)	(25,510)	(96,532)	(131,653)	10,597	(61,411)	(19,571)
Contract Transactions:
Payments received from contract owners	1,285	360	532	2,617	8,240	18,687	3,110	20,865
Transfers between sub-accounts and the fixed account, net	18,383	2,178	(20,691)	(62,115)	(32,013)	139,624	(103,052)	212,438
Contract benefits	(220)	(80)	(798)	(1,996)	(4,159)	(3,197)	(3,276)	(2,611)
Contract terminations	(1,025)	(659)	(2,765)	(7,417)	(19,413)	(14,690)	(14,225)	(11,198)
Contract maintenance charges	(3)	(2)	(22)	(37)	(82)	(71)	(51)	(53)
Other transfers (to) from FILI, net	15	(7)	34	(24)	63	61	65	43
Net increase (decrease) in net assets from contract transactions	18,435	1,790	(23,710)	(68,972)	(47,364)	140,414	(117,429)	219,484
Total increase (decrease) in net assets	14,861	(398)	(49,220)	(165,504)	(179,017)	151,011	(178,840)	199,913
Net Assets:
Beginning of period	11,067	11,465	96,029	261,533	405,302	254,291	302,029	102,116
End of period	$ 25,928	$ 11,067	$ 46,809	$ 96,029	$ 226,285	$ 405,302	$ 123,189	$ 302,029
Units Issued, Transferred and Redeemed:
Beginning balance	1,204	998	9,187	14,773	21,623	14,270	16,878	5,756
Units issued	163	36	64	211	488	1,071	194	1,130
Units transferred	2,208	242	(2,348)	(4,946)	(2,931)	7,346	(6,686)	10,798
Units redeemed	(155)	(72)	(413)	(851)	(1,507)	(1,064)	(1,121)	(806)
Ending balance	3,420	1,204	6,490	9,187	17,673	21,623	9,265	16,878
	Subaccounts Investing In:
	PBHG - Technology & Communications		PBHG - Select 20		SVIF - Mid Cap Growth Fund II		SVIF - Opportunity Fund II
	12/31/02	12/31/01	12/31/02	12/31/01	12/31/02	12/31/01	12/31/02	12/31/01
Operations:
Net investment income (loss)	$ (1,795)	$ (4,468)	$ (1,550)	$ (3,035)	$ (917)	$ (1,729)	$ (530)	$ (451)
Net realized gain (loss) on investments	(5,816)	112,746	(2,404)	125,981	(21,075)	(9,616)	(4,370)	18,153
Unrealized appreciation (depreciation)	(177,938)	(612,794)	(72,276)	(326,097)	(34,019)	(79,834)	(35,314)	(24,367)
Net increase (decrease) in net assets from operations	(185,549)	(504,516)	(76,230)	(203,151)	(56,011)	(91,179)	(40,214)	(6,665)
Contract Transactions:
Payments received from contract owners	3,266	14,263	1,841	6,196	1,295	4,545	2,596	6,946
Transfers between sub-accounts and the fixed account, net	(47,297)	(107,006)	(47,723)	(112,571)	(16,356)	(55,789)	7,819	44,387
Contract benefits	(1,392)	(3,617)	(1,771)	(3,735)	(1,262)	(1,708)	(1,200)	(933)
Contract terminations	(9,344)	(23,353)	(10,873)	(18,980)	(5,980)	(10,780)	(6,912)	(4,828)
Contract maintenance charges	(120)	(195)	(66)	(99)	(36)	(56)	(27)	(23)
Other transfers (to) from FILI, net	706	193	219	121	90	37	47	8
Net increase (decrease) in net assets from contract transactions	(54,181)	(119,715)	(58,373)	(129,068)	(22,249)	(63,751)	2,323	45,557
Total increase (decrease) in net assets	(239,730)	(624,231)	(134,603)	(332,219)	(78,260)	(154,930)	(37,891)	38,892
Net Assets:
Beginning of period	375,082	999,313	272,002	604,221	158,957	313,887	127,060	88,168
End of period	$ 135,352	$ 375,082	$ 137,399	$ 272,002	$ 80,697	$ 158,957	$ 89,169	$ 127,060
Units Issued, Transferred and Redeemed:
Beginning balance	32,181	40,551	17,024	23,943	11,122	15,080	8,229	5,454
Units issued	502	879	155	341	127	278	187	449
Units transferred	(5,877)	(7,441)	(3,590)	(5,995)	(1,445)	(3,474)	175	2,705
Units redeemed	(1,362)	(1,808)	(963)	(1,265)	(688)	(762)	(633)	(379)
Ending balance	25,444	32,181	12,626	17,024	9,116	11,122	7,958	8,229
(In thousands)	Subaccounts Investing In:
	CST - Small Cap Growth		CST - International Focus		CST - Global Post-Venture Capital
	12/31/02	12/31/01	12/31/02	12/31/01	12/31/02	12/31/01
Operations:
Net investment income (loss)	$ (439)	$ (590)	$ (122)	$ (162)	$ (97)	$ (179)
Net realized gain (loss) on investments	(9,865)	(5,578)	(2,038)	(1,978)	(4,645)	(3,097)
Unrealized appreciation (depreciation)	(14,510)	(11,586)	(724)	(3,511)	(250)	(5,841)
Net increase (decrease) in net assets from operations	(24,814)	(17,754)	(2,884)	(5,651)	(4,992)	(9,117)
Contract Transactions:
Payments received from contract owners	705	1,877	127	401	166	707
Transfers between sub-accounts and the fixed account, net	(6,643)	(4,588)	(1,546)	(4,727)	(3,291)	(7,444)
Contract benefits	(616)	(582)	(87)	(105)	(75)	(166)
Contract terminations	(2,944)	(3,339)	(929)	(1,064)	(697)	(1,058)
Contract maintenance charges	(13)	(17)	(3)	(4)	(4)	(6)
Other transfers (to) from FILI, net	1	46	2	3	15	4
Net increase (decrease) in net assets from contract transactions	(9,510)	(6,603)	(2,436)	(5,496)	(3,886)	(7,963)
Total increase (decrease) in net assets	(34,324)	(24,357)	(5,320)	(11,147)	(8,878)	(17,080)
Net Assets:
Beginning of period	72,334	96,691	16,395	27,542	16,983	34,063
End of period	$ 38,010	$ 72,334	$ 11,075	$ 16,395	$ 8,105	$ 16,983
Units Issued, Transferred and Redeemed:
Beginning balance	6,492	7,229	1,840	2,383	1,699	2,413
Units issued	79	172	15	41	20	61
Units transferred	(980)	(552)	(153)	(464)	(384)	(666)
Units redeemed	(403)	(357)	(137)	(120)	(94)	(109)
Ending balance	5,188	6,492	1,565	1,840	1,241	1,699

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

Fidelity Investments Variable Annuity Account I
of
Fidelity Investments Life Insurance Company

1. Organization

Fidelity Investments Variable Annuity Account I (the "Account"), a unit investment trust registered under the Investment Company Act of 1940 as amended, was established by Fidelity Investments Life Insurance Company (FILI), a wholly-owned subsidiary of FMR Corp, on July 22, 1987 and exists in accordance with the regulations of the State of Utah Insurance Department. The Account is a funding vehicle for individual Fidelity Retirement Reserves and Fidelity Income Advantage variable annuity contracts. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of FILI. The Account cannot be charged with liabilities arising out of any other business of FILI.

A contractholder may allocate funds into subaccounts that invest in certain portfolios of the following mutual funds: Variable Insurance Products Fund (VIP), Variable Insurance Products Fund II (VIP II), Variable Insurance Products Fund III (VIP III), Variable Insurance Products Fund IV (VIP IV), The Universal Institutional Funds (UIF), PBHG Insurance Series Funds (PBHG), Strong Variable Insurance Funds (SVIF) and Credit Suisse Trust (CST). In addition, a contractholder may also allocate funds to the Fixed Account, which is part of FILI's general account. Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933 and FILI's general account has not been registered as an investment company under the Investment Company Act of 1940.

In 2001, FILI added seven new portfolios to the Account: VIP IV - Consumer Industries, VIP IV - Cyclical Industries, VIP IV - Financial Services, VIP IV - Healthcare, VIP IV - Natural Resources, VIP IV - Technology, and VIP IV - Telecommunications and Growth.

During 2001, the "Morgan Stanley Dean Witter Universal Funds" name was changed to "The Universal Institutional Funds" and the "Warburg Pincus Trust" name was changed to "Credit Suisse Trust". Also, the "UIF - Global Equity" name was changed to "UIF - Global Value Equity", the "CST - International Equity" name was changed to "CST - International Focus", and the "CST - Small Company Growth" name was changed to "CST - Small Cap Growth".

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by the Account in preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Investments are made by the subaccounts in their corresponding mutual fund portfolios and are valued at the reported net asset values of such portfolios. Investment transactions are recorded on the trade date. Income from dividends is recorded on the ex-dividend date. Realized gains and losses include gains and losses on the sales of investments (computed on the basis of the identified cost of the investment sold) and capital gain distributions from the mutual funds.

Annuity Reserves

Annuity reserves are computed for contracts in the payout stage according to the 1983 Basic and 1983a Individual Annuitant Mortality Tables. The assumed investment return is elected by the annuitant and may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by FILI and may result in additional amounts being transferred into the Account by FILI.

Federal Income Taxes

The operations of the Account are included in the federal income tax return of FILI, which is taxed as a life insurance company under the provisions of the Internal Revenue Code ("the Code").

Under the current provisions of the Code, FILI does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. FILI incurs federal income taxes on the difference between the financial statement carrying value of reserves for contracts in the income stage and those reserves held for federal income tax purposes. The tax effect of this temporary difference is expected to be recovered by FILI. As such, no charge is being made currently to the Account for federal income taxes. FILI will review periodically the status of such decision based on changes in the tax law. Such a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Federal Income Taxes - continued

Under the provisions of Section 817(h) of the Internal Revenue Code ("IRC"), a variable annuity contract will not be treated as an annuity contract for federal income tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. IRC provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The Internal Revenue Service has issued regulations under Section 817(h) of IRC. FILI believes that the Separate Account satisfies the current requirements of the regulations, and it intends that it will continue to meet such requirements.

Estimates

The preparation of the statements of assets and liabilities and the statements of operations and of changes in net assets in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the related amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Reclassifications

Certain prior year balances have been reclassified to conform with the current year presentation.

New Accounting Pronouncement

A revised American Institute of Certified Public Accountants Audit and Accounting Guide, "Audits of Investments Companies," was effective for fiscal years beginning after December 15, 2000. The adoption of the new requirements of the guide did not have a material impact on the results of operations or financial position of the Account.

3. Expenses

FILI deducts a daily charge from the net assets of the Account equivalent to an effective annual rate of 0.75% for the assumption of mortality and expense risks. FILI deducts a daily administrative charge from the net assets of the Account equivalent to an effective annual rate of 0.25% for Income Advantage contracts and 0.05% for Retirement Reserves contracts. FILI also deducts an annual maintenance charge of $30 from the Retirement Reserves contract value. The maintenance charge, which is recorded as a contract transaction in the accompanying statement of changes in net assets, is waived on certain contracts.

FILI offers Retirement Reserves contract holders the opportunity to elect a death benefit rider. If elected, FILI deducts a quarterly charge of 0.05% of the contract value on the date of the quarterly charge. There will be no charges made once the annuitant reaches their 85th birthday. The death benefit rider is recorded as a contract transaction in the accompanying statement of changes in net assets. Effective January 1, 2003, the Optional Death Benefit will no longer be available to new contracts. Outstanding contracts with this feature will not be affected.

Each of the seven portfolios of VIP IV imposes a 1.0% redemption fee for interests held for less than 60 days. FILI collects these fees on behalf of VIP IV, but the fees are retained by the portfolios, not by FILI, and are part of the portfolios' assets. The redemption fee is recorded as a contract transaction in the accompanying statement of changes in net assets.

4. Affiliated Company Transactions

The contracts are distributed through Fidelity Brokerage Services LLC (FBS), Fidelity Insurance Agency, Inc. (FIA), and Fidelity Investments Institutional Services Company, Inc. (FIIS), all of which are affiliated with FMR Corp. FBS, FIA, and FIIS are the distributors and FBS is the principal underwriter of the contracts. Fidelity Investments Institutional Operations Company, Inc., an affiliate of FMR Corp., is the transfer and shareholder servicing agent for the VIP, VIP II, VIP III and VIP IV portfolios.

Management fees are paid by certain funds to Fidelity Management & Research Company, an affiliate of FMR Corp., in its capacity as advisor to the VIP, VIP II, VIP III and VIP IV mutual fund portfolios. The total management fees, as a percentage of a fund's average net assets, for the year ended December 31, 2002 were 0.20% to 0.73% depending on the fund.

Annual Report

5. Investments

The following table shows aggregate cost of shares purchased and proceeds from sales of each portfolio for the period ended
December 31, 2002:

	Purchases (000s)	Sales (000s)
VIP - Money Market	$ 699,214	$ 765,766
VIP - High Income	92,616	45,877
VIP - Equity-Income	120,154	165,562
VIP - Growth	37,785	216,132
VIP - Overseas	121,834	133,020
VIP II - Investment Grade Bond	486,300	195,188
VIP II - Asset Manager	46,407	96,366
VIP II - Index 500	92,703	148,914
VIP II - Asset Manager: Growth	18,848	45,666
VIP II - Contrafund	66,785	158,062
VIP III - Balanced	40,239	22,760
VIP III - Growth & Income	21,321	59,625
VIP III - Growth Opportunities	13,528	20,791
VIP III - Mid Cap	65,149	96,800
VIP IV - Telecomm. and Utilities Growth	5,112	3,577
VIP IV - Technology	27,211	19,452
VIP IV - Natural Resources	24,954	12,611
VIP IV - Health Care	17,545	16,801
VIP IV - Financial Services	24,859	13,742
VIP IV - Cyclical Industries	11,305	10,157
VIP IV - Consumer Industries	15,257	7,855
UIF - Emerging Markets Equity	106,888	91,749
UIF - Emerging Markets Debt	44,407	22,097
UIF - Global Value Equity	53,165	37,063
UIF - International Magnum	88,692	70,158
PBHG - Growth II	4,648	28,894
PBHG - Small Cap Value	71,810	117,609
PBHG - Select Value	11,337	128,717
PBHG - Technology & Communications	44,192	100,169
PBHG - Select 20	1,459	61,385
SVIF - Mid Cap Growth Fund II	9,089	32,258
SVIF - Opportunity Fund II	36,631	32,874
CST - Small Cap Growth	25,065	35,014
CST - International Focus	57,941	60,499
CST - Global Post-Venture Capital	10,259	14,244

Annual Report

Notes to Financial Statements - continued

5. Investments - continued

The following table shows the number of shares owned, aggregate cost and net asset value per share of each portfolio at
December 31, 2002:

	Number of Shares (000s)	Aggregate Cost (000s)	Net Asset Value Per Share
VIP - Money Market	1,460,585	$ 1,460,585	$ 1.00
VIP - High Income	33,429	338,825	5.93
VIP - Equity-Income	49,589	1,114,027	18.16
VIP - Growth	39,208	1,648,337	23.44
VIP - Overseas	13,450	306,236	10.98
VIP II - Investment Grade Bond	76,837	990,071	13.70
VIP II - Asset Manager	42,365	676,653	12.75
VIP II - Index 500	6,568	879,065	99.92
VIP II - Asset Manager: Growth	16,750	259,241	10.33
VIP II - Contrafund	59,186	1,220,775	18.10
VIP III - Balanced	10,664	158,080	12.16
VIP III - Growth & Income	23,980	371,312	10.86
VIP III - Growth Opportunities	7,813	158,976	11.71
VIP III - Mid Cap	22,328	439,573	17.51
VIP IV - Telecomm. and Utilities Growth	1,029	8,359	5.95
VIP IV - Technology	4,883	40,948	5.86
VIP IV - Natural Resources	1,983	20,232	8.49
VIP IV - Health Care	5,176	52,001	8.41
VIP IV - Financial Services	3,510	34,079	8.44
VIP IV - Cyclical Industries	690	7,120	8.08
VIP IV - Consumer Industries	1,120	11,330	8.13
UIF - Emerging Markets Equity	5,647	68,407	6.04
UIF - Emerging Markets Debt	4,551	34,573	7.07
UIF - Global Value Equity	3,529	44,446	9.84
UIF - International Magnum	3,333	33,526	7.78
PBHG - Growth II	5,986	179,551	7.82
PBHG - Small Cap Value	17,988	329,534	12.58
PBHG - Select Value	10,266	182,433	12.00
PBHG - Technology & Communications	90,234	1,788,009	1.50
PBHG - Select 20	21,401	530,766	6.42
SVIF - Mid Cap Growth Fund II	7,888	254,152	10.23
SVIF - Opportunity Fund II	6,429	151,858	13.87
CST - Small Cap Growth	4,091	116,980	9.29
CST - International Focus	1,658	27,251	6.68
CST - Global Post-Venture Capital	1,266	26,841	6.40

Annual Report

6. Unit Values

A summary of unit values and units outstanding for Retirement Reserves (RR) and Income Advantage (IA) contracts and the expense ratios, excluding expenses of the underlying funds, for the periods ended December 31:

		Unit value			Ratio of expenses to average net assets (b)			Total Return
	Units (000s)	RR	IA	Net assets (000s)	RR	IA	Ratio of gross investment income to average net assets (e)	RR	IA
VIP - Money Market
2002	76,196	$19.18	$19.04	$ 1,460,588	0.8%	1.0%	1.68%	0.88%	0.68%
2001	80,364	$19.01	$18.91	$ 1,527,149	0.8%	1.0%	4.23%	3.35%	3.14%
VIP - High Income
2002	9,727	$20.41	$20.26	$ 198,237	0.8%	1.0%	10.07%	2.62%	2.41%
2001	8,173	$19.89	$19.78	$ 162,381	0.8%	1.0%	14.07%	(12.44%)	(12.62%)
VIP - Equity-Income
2002	23,450	$38.44	$38.16	$ 900,534	0.8%	1.0%	1.77%	(17.61%)	(17.78%)
2001	25,681	$46.66	$46.41	$ 1,197,414	0.8%	1.0%	1.63%	(5.72%)	(5.91%)
VIP - Growth
2002	22,790	$40.35	$40.06	$ 919,031	0.8%	1.0%	0.26%	(30.67%)	(30.81%)
2001	26,518	$58.20	$57.89	$ 1,542,646	0.8%	1.0%	0.08%	(18.31%)	(18.48%)
VIP - Overseas
2002	7,999	$18.47	$18.34	$ 147,679	0.8%	1.0%	0.80%	(20.92%)	(21.08%)
2001	8,541	$23.36	$23.23	$ 199,435	0.8%	1.0%	5.44%	(21.80%)	(21.96%)
VIP II - Investment Grade Bond
2002	40,827	$25.82	$25.63	$ 1,052,667	0.8%	1.0%	3.35%	9.46%	9.24%
2001	29,934	$23.59	$23.46	$ 705,397	0.8%	1.0%	3.11%	7.59%	7.37%
VIP II - Asset Manager
2002	21,119	$25.61	$25.42	$ 540,146	0.8%	1.0%	4.10%	(9.46%)	(9.64%)
2001	23,886	$28.28	$28.13	$ 675,044	0.8%	1.0%	4.11%	(4.86%)	(5.05%)
VIP II - Index 500
2002	28,736	$22.86	$22.69	$ 656,334	0.8%	1.0%	1.35%	(22.87%)	(23.03%)
2001	31,347	$29.64	$29.48	$ 928,547	0.8%	1.0%	1.14%	(12.81%)	(12.99%)
VIP II - Asset Manager: Growth
2002	10,828	$16.00	$15.88	$ 173,028	0.8%	1.0%	3.02%	(16.20%)	(16.37%)
2001	12,742	$19.09	$18.99	$ 243,058	0.8%	1.0%	2.88%	(8.14%)	(8.32%)
VIP II - Contrafund
2002	45,432	$23.60	$23.42	$ 1,071,283	0.8%	1.0%	0.85%	(10.07%)	(10.26%)
2001	49,247	$26.24	$26.10	$ 1,291,600	0.8%	1.0%	0.79%	(12.95%)	(13.13%)
VIP III - Balanced
2002	10,681	$12.17	$12.08	$ 129,667	0.8%	1.0%	2.93%	(9.45%)	(9.63%)
2001	9,581	$13.44	$13.37	$ 128,576	0.8%	1.0%	3.18%	(2.37%)	(2.57%)
VIP III - Growth & Income
2002	20,641	$12.63	$12.54	$ 260,432	0.8%	1.0%	1.44%	(17.28%)	(17.45%)
2001	23,727	$15.27	$15.19	$ 362,037	0.8%	1.0%	1.32%	(9.48%)	(9.66%)
VIP III - Growth Opportunities
2002	10,469	$8.75	$8.68	$ 91,492	0.8%	1.0%	1.11%	(22.47%)	(22.63%)
2001	11,295	$11.28	$11.22	$ 127,364	0.8%	1.0%	0.38%	(15.11%)	(15.28%)

Annual Report

Notes to Financial Statements - continued

6. Unit Values - continued

		Unit value			Ratio of expenses to average net assets (b)			Total Return
	Units (000s)	RR	IA	Net assets (000s)	RR	IA	Ratio of gross investment income to average net assets (e)	RR	IA
VIP III - Mid Cap
2002	40,643	$9.63	$9.58	$ 390,960	0.8%	1.0%	0.96%	(10.54%)	(10.72%)
2001	44,539	$10.76	$10.73	$ 479,101	0.8%	1.0%	-	(3.99%)	(4.18%)
VIP IV - Telecomm. & Utilities Growth
2002	1,014	$6.04	$6.02	$ 6,125	0.8%	1.0%	1.36%	(30.47%)	(30.61%)
2001	777	$8.68	$8.68	$ 6,751	0.8%	1.0% (c)(d)	0.21%	(13.15%)	(13.22%) (a)
VIP IV - Technology
2002	4,902	$5.84	$5.82	$ 28,616	0.8%	1.0%	-	(38.29%)	(38.42%)
2001	3,900	$9.46	$9.46	$ 36,901	0.8%	1.0% (c)(d)	-	(5.36%)	(5.44%) (a)
VIP IV - Natural Resources
2002	2,047	$8.22	$8.20	$ 16,832	0.8%	1.0%	0.72%	(12.28%)	(12.46%)
2001	936	$9.38	$9.37	$ 8,779	0.8%	1.0% (c)(d)	0.21%	(6.24%)	(6.32%) (a)
VIP IV - Health Care
2002	5,208	$8.36	$8.34	$ 43,534	0.8%	1.0%	0.31%	(17.75%)	(17.91%)
2001	5,214	$10.17	$10.16	$ 52,999	0.8%	1.0% (c)(d)	-	1.65%	1.56 (a)
VIP IV - Financial Services
2002	3,460	$8.56	$8.54	$ 29,623	0.8%	1.0%	1.11%	(12.12%)	(12.29%)
2001	2,444	$9.74	$9.74	$ 23,808	0.8%	1.0% (c)(d)	0.40%	(2.56%)	(2.64%) (a)
VIP IV - Cyclical Industries
2002	692	$8.06	$8.04	$ 5,579	0.8%	1.0%	0.10%	(20.32%)	(20.48%)
2001	675	$10.12	$10.11	$ 6,830	0.8%	1.0% (c)(d)	-	1.17%	1.08% (a)
VIP IV - Consumer Industries
2002	1,122	$8.12	$8.10	$ 9,103	0.8%	1.0%	0.06%	(17.03%)	(17.19%)
2001	480	$9.79	$9.78	$ 4,701	0.8%	1.0% (c)(d)	-	(2.15%)	(2.23%) (a)
UIF - Emerging Markets Equity
2002	4,599	$7.42	$7.37	$ 34,108	0.8%	1.0%	-	(9.63%)	(9.81%)
2001	3,390	$8.21	$8.17	$ 27,827	0.8%	1.0%	-	(7.24%)	(7.43%)
UIF - Emerging Markets Debt
2002	2,579	$12.49	$12.40	$ 32,177	0.8%	1.0%	7.96%	8.35%	8.13%
2001	945	$11.53	$11.47	$ 10,881	0.8%	1.0%	10.04%	9.21%	8.99%
UIF - Global Value Equity
2002	3,470	$10.02	$9.95	$ 34,728	0.8%	1.0%	1.35%	(17.53%)	(17.70%)
2001	2,144	$12.15	$12.09	$ 26,028	0.8%	1.0%	1.26%	(7.79%)	(7.98%)
UIF - International Magnum
2002	3,420	$7.59	$7.54	$ 25,928	0.8%	1.0%	1.33%	(17.48%)	(17.65%)
2001	1,204	$9.20	$9.15	$ 11,067	0.8%	1.0%	0.46%	(19.94%)	(20.10%)

Annual Report

6. Unit Values - continued

		Unit value			Ratio of expenses to average net assets (b)			Total Return
	Units (000s)	RR	IA	Net assets (000s)	RR	IA	Ratio of gross investment income to average net assets (e)	RR	IA
PBHG - Growth II
2002	6,490	$7.22	$7.16	$ 46,809	0.8%	1.0%	-	(30.99%)	(31.12%)
2001	9,187	$10.46	$10.40	$ 96,029	0.8%	1.0%	-	(40.95%)	(41.07%)
PBHG - Small Cap Value
2002	17,673	$12.82	$12.72	$ 226,285	0.8%	1.0%	-	(31.66%)	(31.80%)
2001	21,623	$18.76	$18.66	$ 405,302	0.8%	1.0%	0.11%	5.21%	5.00%
PBHG - Select Value
2002	9,265	$13.31	$13.22	$ 123,189	0.8%	1.0%	0.85%	(25.67%)	(25.82%)
2001	16,878	$17.91	$17.82	$ 302,029	0.8%	1.0%	0.37%	0.90%	0.70%
PBHG - Tech & Comm
2002	25,444	$5.32	$5.28	$ 135,352	0.8%	1.0%	-	(54.36%)	(54.45%)
2001	32,181	$11.66	$11.60	$ 375,082	0.8%	1.0%	-	(52.70%)	(52.80%)
PBHG - Select 20
2002	12,626	$10.89	$10.81	$ 137,399	0.8%	1.0%	-	(31.89%)	(32.02%)
2001	17,024	$15.98	$15.90	$ 272,002	0.8%	1.0%	-	(36.68%)	(36.81%)
SVIF - Mid Cap Growth Fund II
2002	9,116	$8.86	$8.79	$ 80,697	0.8%	1.0%	-	(38.05%)	(38.17%)
2001	11,122	$14.30	$14.22	$ 158,957	0.8%	1.0%	-	(31.33%)	(31.47%)
SVIF - Opportunity Fund II
2002	7,958	$11.21	$11.13	$ 89,169	0.8%	1.0%	0.37%	(27.40%)	(27.55%)
2001	8,229	$15.45	$15.37	$ 127,060	0.8%	1.0%	0.42%	(4.48%)	(4.67%)
CST - Small Cap Growth
2002	5,188	$7.33	$7.28	$ 38,010	0.8%	1.0%	-	(34.22%)	(34.36%)
2001	6,492	$11.15	$11.09	$ 72,334	0.8%	1.0%	-	(16.69%)	(16.85%)
CST - International Focus
2002	1,565	$7.08	$7.03	$ 11,075	0.8%	1.0%	-	(20.55%)	(20.71%)
2001	1,840	$8.91	$8.87	$ 16,395	0.8%	1.0%	-	(22.90%)	(23.06%)
CST - Global Post-Venture Capital
2002	1,241	$6.53	$6.49	$ 8,105	0.8%	1.0%	-	(34.68%)	(34.82%)
2001	1,699	$10.00	$9.95	$ 16,983	0.8%	1.0%	-	(29.21%)	(29.35%)

(a) These portfolios commenced operations on July 30, 2001. Performance not annualized for periods less than a year.

(b) For the year ended December 31, excluding the effect of the expenses of the underlying fund portfolios and charges made directly to contractholder accounts through the redemption of units.

(c) These portfolios impose a 1.0% short-term redemption fee on interests held in the corresponding subaccount less than 60 days.

(d) Annualized.

(e) Recognition of investment income by the Account is affected by the timing of the declaration of dividends by the underlying investment companies in which the Account invests.

Annual Report

Report of Independent Accountants

To the Board of Directors of Fidelity Investments Life Insurance Company and the Contractholders of Fidelity Investments Variable Annuity Account I of Fidelity Investments Life Insurance Company:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the subaccounts constituting the Fidelity Investments Variable Annuity Account I of Fidelity Investments Life Insurance Company at December 31, 2002, the results of each of their operations for the year then ended and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Fidelity Investments Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2002 by correspondence with the mutual funds, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts
February 12, 2003

Annual Report

Fidelity Retirement Reserves (policy form NRR-96100), Fidelity Variable Annuity and Fidelity Income Advantage (policy form FVIA-92100) are issued by Fidelity Investments Life Insurance Company.

Fidelity Brokerage Services LLC, member NYSE, SIPC, Fidelity Insurance Agency, Inc., Fidelity Investments Insurance
Agency of Texas, Inc. and Fidelity Investments Institutional Services Company, Inc. are the distributors.

82 Devonshire Street, Boston, MA 02109

(Fidelity_Investments_Life Insurance Company_logo)

N.NRR/FIA-ANN-0203
1.540223.105